Business Combinations and Divestitures - LeanIX Acquisition (Details) - EUR (€) € in Millions		3 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023		Nov. 07, 2023	Sep. 07, 2023
Recognized Assets and Liabilities
Revenue			€ 36,800		€ 34,176	€ 31,207
Profit after tax	[2]		€ 7,326	[1]	€ 3,150	5,964	[3]
LeanIX
Business Combinations
Percentage of interest acquired									100.00%
Recognized Assets and Liabilities
Intangible assets								€ 476
Other identifiable assets								106
Total identifiable assets								582
Other identifiable liabilities								210
Total identifiable liabilities								210
Total identifiable net assets								372
Goodwill								859
Total consideration transferred								€ 1,231
Adjustments to Other Identifiable Assets Recognised As Of Acquisition Date		€ 8
Revenue						31,207
Revenue from acquisitions						10
Profit after tax						5,964
Profit after tax from acquisitions						€ (8)

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.
[2]	from continuing and discontinued operations
[3]	From continuing and discontinued operations